Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.9% (100.0% of Total Investments)
X
1,679,094,073
MUNICIPAL BONDS - 162.9%  (100.0% of Total Investments) X 1,679,094,073
Consumer Staples - 7 .3% ( 4 .5 % of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A:
$ 27,580 5.000%, 6/01/38 1/24 at 100.00 $ 26,188,316
9,555 5.000%, 6/01/45 1/24 at 100.00 8,832,352
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
1/24 at 19.06 1,093,854
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and
2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 4,387,085
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 34,651,536
Total Consumer Staples 75,153,143
Education and Civic Organizations - 27 .6% ( 16 .9 % of Total Investments)
6,620 Brooklyn Arena Local Development Corporation, New York, Payment in Lieu
of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A,
5.000%, 7/15/42
1/27 at 100.00 6,540,665
Brooklyn Arena Local Development Corporation, New York, Payment in Lieu
of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call 3,166,155
29,145 0.010%, 7/15/47 No Opt. Call 8,205,854
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
970 4.500%, 6/15/43 6/31 at 100.00 931,577
850 4.750%, 6/15/53 6/31 at 100.00 808,784
500 4.750%, 6/15/58 6/31 at 100.00 470,298
725 Build New York City Resource Corporation, New York, Revenue Bonds, Global
Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 676,051
Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022:
5,000 5.250%, 7/01/57 7/32 at 100.00 5,128,781
5,325 5.250%, 7/01/62 7/32 at 100.00 5,443,428
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 825,000
5,705 5.250%, 11/01/34 11/24 at 100.00 4,278,750
1,500 5.000%, 11/01/39 11/24 at 100.00 1,125,000
7,510 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 5,814,347
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
500 5.000%, 6/01/41, 144A 6/29 at 100.00 472,675
2,085 5.000%, 6/01/51, 144A 6/29 at 100.00 1,867,627
750 5.000%, 6/01/56, 144A 6/29 at 100.00 660,710
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 3,660,072
4,750 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 4,838,104
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
5,055 5.000%, 7/15/42 7/32 at 100.00 5,099,876
8,655 5.000%, 7/15/50 7/32 at 100.00 8,507,010
4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC Insured
No Opt. Call 4,457,995

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,100 Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount
Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG Insured
No Opt. Call $ 2,122,774
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,716,491
Dormitory Authority of the State of New York, Revenue Bonds, Icahn School
of Medicine at Mount Sinai, Refunding Series 2015A:
4,825 5.000%, 7/01/40 7/25 at 100.00 4,846,811
8,145 5.000%, 7/01/45 7/25 at 100.00 8,165,704
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
2,500 5.000%, 7/01/45 7/25 at 100.00 2,513,129
1,395 5.000%, 7/01/50 7/25 at 100.00 1,399,299
5,820 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 5,907,881
4,000 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 3,558,604
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call 1,521,297
4,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call 4,700,796
20,130 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 20,540,833
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A:
10,850 5.000%, 7/01/32 7/26 at 100.00 11,254,175
2,605 4.000%, 7/01/43 7/26 at 100.00 2,567,634
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 5,433,961
4,125 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 4,302,381
1,375 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,440,942
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 13,034,111
8,925 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 8,635,548
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 10,467,718
7,695 (c) Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 0.000%, 1/01/55
1/34 at 100.00 6,893,799
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 1,306,557
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
1,785 5.000%, 9/01/38 1/24 at 100.00 1,785,916
1,785 5.000%, 9/01/43 1/24 at 100.00 1,785,533
1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
6/24 at 100.00 1,409,459
8,315 MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A, 5.000%, 11/15/51
12/23 at 100.00 8,263,497
1,220 New Rochelle Corporation, New York, Local Development Revenue Bonds,
Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 1,221,876
14,335 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding
Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 10,721,911
New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
7,645 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 7,342,373
15,950 4.000%, 3/01/45 9/30 at 100.00 14,705,798
11,140 3.000%, 3/01/49 - AGM Insured 9/30 at 100.00 7,957,733

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Onondaga County Trust For Cultural Resources, New York, Revenue Bonds,
Syracuse University Project, Series 2019:
$ 10,000 5.000%, 12/01/43 12/29 at 100.00 $ 10,656,806
15,805 4.000%, 12/01/47 12/29 at 100.00 15,559,272
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 326,695
Total Education and Civic Organizations 284,046,073
Financials - 1 .7% ( 1 .0 % of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs Headquarter
Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,827,976
13,835 Liberty Development Corporation, New York, Goldman Sachs Headquarters
Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 15,643,984
Total Financials 17,471,960
Health Care - 19 .4% ( 11 .9 % of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
23,690 4.000%, 5/01/45 5/32 at 100.00 22,005,596
29,975 4.250%, 5/01/52 5/32 at 100.00 28,468,391
3,000 5.000%, 5/01/52 5/32 at 100.00 3,110,859
3,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 2,907,764
6,750 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 6,940,384
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
3,250 5.000%, 9/01/33 3/30 at 100.00 3,288,144
2,450 4.000%, 9/01/45 3/30 at 100.00 2,138,044
Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A:
14,365 4.000%, 7/01/50 7/30 at 100.00 13,190,844
21,830 4.000%, 7/01/53 7/30 at 100.00 19,746,429
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
1,000 5.000%, 12/01/30, 144A 6/25 at 100.00 1,001,316
1,200 5.000%, 12/01/34, 144A 6/25 at 100.00 1,201,037
3,500 5.000%, 12/01/40, 144A 6/25 at 100.00 3,358,786
7,900 5.000%, 12/01/45, 144A 6/25 at 100.00 7,358,096
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,300 5.000%, 12/01/25, 144A No Opt. Call 1,297,427
1,000 5.000%, 12/01/27, 144A 6/27 at 100.00 996,624
1,900 5.000%, 12/01/29, 144A 6/27 at 100.00 1,882,306
2,600 5.000%, 12/01/30, 144A 6/27 at 100.00 2,564,288
3,500 5.000%, 12/01/34, 144A 6/27 at 100.00 3,396,675
590 5.000%, 12/01/36, 144A 6/27 at 100.00 553,601
Dutchess County Local Development Corporation, New York, Revenue Bonds,
Health Quest Systems, Inc. Project, Series 2016B:
15,405 4.000%, 7/01/41 7/26 at 100.00 13,598,802
16,640 5.000%, 7/01/46 7/26 at 100.00 16,298,699
3,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42
1/24 at 100.00 3,975,043
11,725 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 11,794,608
31,065 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 27,774,132
665 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 736,655
Total Health Care 199,584,550

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 3 .1% ( 1 .9 % of Total Investments)
$ 31,530 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 $ 30,730,106
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2:
2,000 3.250%, 9/15/52 3/30 at 100.00 1,447,321
120 3.500%, 9/15/52 3/30 at 100.00 91,722
Total Industrials 32,269,149
Long-Term Care - 0 .1% ( 0 .1 % of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 856,169
Total Long-Term Care 856,169
Tax Obligation/General - 7 .1% ( 4 .4 % of Total Investments)
10,000 Nassau County, New York, General Obligation Bonds, General Improvement
Series 2018B, 5.000%, 7/01/45 - AGM Insured
7/28 at 100.00 10,438,003
3,905 Nassau County, New York, General Obligation Bonds, General Improvement
Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 3,808,078
5,335 Nassau County, New York, General Obligation Bonds, General Improvment
Series 2016C, 5.000%, 4/01/34
4/26 at 100.00 5,559,369
5 New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1,
5.000%, 3/01/29
1/24 at 100.00 5,006
7,665 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/33
8/24 at 100.00 7,699,640
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1,
5.250%, 10/01/32
10/27 at 100.00 8,186,183
4,525 New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1,
5.000%, 3/01/40
3/28 at 100.00 4,752,840
6,830 New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1,
5.000%, 4/01/40
4/28 at 100.00 7,180,176
New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
1,500 5.000%, 8/01/43 8/29 at 100.00 1,585,706
5,890 4.000%, 8/01/44 8/29 at 100.00 5,852,209
6,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/38
8/30 at 100.00 7,113,150
5,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1,
5.000%, 3/01/44
3/31 at 100.00 5,377,823
4,344 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 3,761,642
Rochester, New York, General Obligation Bonds, Series 1999:
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call 742,474
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call 759,189
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call 772,812
Total Tax Obligation/General 73,594,300
Tax Obligation/Limited - 42 .4% ( 26 .1 % of Total Investments)
25,000 Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability
Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 27,350,550
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC Insured
1/24 at 100.00 105,203
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014A:
4,985 5.000%, 2/15/29 2/24 at 100.00 4,996,966
10,000 5.000%, 2/15/30 2/24 at 100.00 10,023,606
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/42
3/24 at 100.00 7,009,712
1,695 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/39
2/25 at 100.00 1,714,048
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E:
2,500 5.000%, 3/15/30 9/25 at 100.00 2,569,105

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 13,805 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/48
3/32 at 100.00 $ 13,386,053
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 9,665,053
1,960 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,078,361
12,560 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2015B. Group A,B&C, 5.000%, 3/15/45
9/25 at 100.00 12,731,105
1,400 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 1,444,254
17,510 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 18,434,577
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 9,820,971
1,080 Erie County Industrial Development Agency, New York, School Facility
Revenue Bonds, Buffalo City School District, Refunding Series 2013A, 5.000%,
5/01/28
2/24 at 100.00 1,084,004
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 5,128,340
6,490 5.000%, 11/15/39 11/25 at 100.00 6,490,262
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green
Fiscal 2022 Series A:
1,080 4.000%, 2/15/36 2/32 at 100.00 1,113,542
6,500 4.000%, 2/15/39 2/32 at 100.00 6,526,096
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A:
1,115 5.000%, 2/15/34 2/27 at 100.00 1,172,258
3,500 5.000%, 2/15/36 2/27 at 100.00 3,654,399
5,285 5.000%, 2/15/39 2/27 at 100.00 5,481,013
19,290 5.000%, 2/15/45 2/27 at 100.00 19,872,062
8,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52
11/27 at 100.00 7,493,715
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Series 2022A:
10,000 4.000%, 11/15/42 5/32 at 100.00 9,726,186
10,000 4.000%, 11/15/52 5/32 at 100.00 9,367,144
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
1/24 at 100.00 3,679,410
5,000 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 5,226,754
1,535 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/39
7/31 at 100.00 1,301,772
7,000 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 7,116,020
New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2016S-1:
7,945 5.000%, 7/15/35 1/26 at 100.00 8,192,330
7,500 4.000%, 7/15/40 1/26 at 100.00 7,515,327
13,530 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37
2/24 at 100.00 13,539,844
5,400 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2016 Series B-1, 5.000%, 11/01/33
11/25 at 100.00 5,584,783
4,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 4,108,507
8,100 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 8,097,181
New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series E-1:
1,375 5.000%, 2/01/39 2/27 at 100.00 1,432,077
5,625 5.000%, 2/01/43 2/27 at 100.00 5,814,681

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 18,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Series 2024C, 5.250%, 5/01/48
11/33 at 100.00 $ 19,919,434
New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B:
10,000 5.000%, 4/01/46 4/31 at 100.00 10,522,254
3,960 5.000%, 4/01/52 4/31 at 100.00 4,133,447
10,000 (d) New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Climate Certified Green Series 2022C, 5.000%, 3/15/55, (UB)
9/32 at 100.00 10,673,956
7,500 New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 7,930,917
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,000 0.000%, 7/01/46 7/28 at 41.38 1,770,557
90,206 0.000%, 7/01/51 7/28 at 30.01 19,625,236
52,180 5.000%, 7/01/58 7/28 at 100.00 50,723,124
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 2,847,206
3,500 4.329%, 7/01/40 7/28 at 100.00 3,321,663
259 4.536%, 7/01/53 7/28 at 100.00 236,697
5,140 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/47
11/32 at 100.00 5,241,645
8,425 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 8,115,835
9,600 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 10,161,225
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C:
1,325 4.125%, 5/15/52 5/32 at 100.00 1,306,838
10,000 5.250%, 5/15/52 5/32 at 100.00 10,951,565
Total Tax Obligation/Limited 437,528,870
Transportation - 22 .4% ( 13 .7 % of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 1,523,808
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
7,775 5.000%, 11/15/50 5/30 at 100.00 7,991,227
19,315 5.250%, 11/15/55 5/30 at 100.00 19,973,672
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,549,688
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35
11/25 at 100.00 5,093,723
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,528,126
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 2,674,121
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E:
1,785 5.000%, 11/15/32 1/24 at 100.00 1,787,512
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/44
5/24 at 100.00 1,002,440
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 5,451,935
2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 2,481,060
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 1,688,624
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 2,479,660
20,780 New York State Thruway Authority, General Revenue Bonds, Maturity Group 1
Series 2021O, 4.000%, 1/01/46
7/31 at 100.00 20,313,485

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
$ 2,280 4.000%, 1/01/43 1/30 at 100.00 $ 2,260,244
5,720 4.000%, 1/01/45 1/30 at 100.00 5,608,722
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 2,038,758
16,440 5.000%, 1/01/41 1/26 at 100.00 16,709,440
9,690 5.000%, 1/01/46 1/26 at 100.00 9,810,351
485 5.000%, 1/01/51 1/26 at 100.00 490,065
9,330 5.250%, 1/01/56 1/26 at 100.00 9,478,701
9,355 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 8,620,996
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,175 5.000%, 12/01/32 12/30 at 100.00 1,268,675
3,750 5.000%, 12/01/34 12/30 at 100.00 4,021,919
3,465 4.000%, 12/01/39 12/30 at 100.00 3,366,682
1,800 4.000%, 12/01/40 12/30 at 100.00 1,734,350
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014:
1,000 5.000%, 9/01/35 9/24 at 100.00 1,010,515
6,425 5.000%, 9/01/39 9/24 at 100.00 6,470,470
10,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 10,888,129
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 1,015,659
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018:
1,515 4.000%, 9/01/43 9/28 at 100.00 1,509,930
1,000 5.000%, 9/01/48 9/28 at 100.00 1,040,585
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 2,078,063
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Third Series 2023:
2,650 5.000%, 12/01/38 12/33 at 100.00 2,965,189
1,760 5.000%, 12/01/39 12/33 at 100.00 1,956,464
6,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/37
9/29 at 100.00 6,503,913
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38
5/27 at 100.00 11,996,896
Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2018A:
7,715 5.000%, 11/15/43 5/28 at 100.00 8,091,972
2,285 5.000%, 11/15/45 5/28 at 100.00 2,391,082
2,360 4.000%, 11/15/48 5/28 at 100.00 2,309,517
9,000 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 9,354,421
Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
MTA Bridges & Tunnels, Series 2021A:
16,000 4.000%, 11/15/56 5/31 at 100.00 15,408,638
3,610 5.000%, 11/15/56 5/31 at 100.00 3,817,030
Total Transportation 230,756,457

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 3 .6% ( 2 .2 % of Total Investments) (e)
$ 1,250 Build New York City Resource Corporation, New York, Revenue Bonds, New
York Methodist Hospital Project, Refunding Series 2014, 5.000%, 7/01/27,
(Pre-refunded 7/01/24)
7/24 at 100.00 $ 1,261,997
Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro
College and University System, Series 2014A:
1,685 5.250%, 1/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 1,704,996
2,185 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,214,016
2,820 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 2,857,449
3,465 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2015A, 5.000%, 7/01/33, (Pre-refunded
7/01/25)
7/25 at 100.00 3,577,948
1,625 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A, 5.000%, 7/01/46, (Pre-refunded
7/01/27)
7/27 at 100.00 1,752,437
Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute,
Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 807,678
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 1,514,397
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014A:
15 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 15,057
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E:
4,020 5.000%, 3/15/26, (Pre-refunded 9/15/25) 9/25 at 100.00 4,169,385
4,040 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013B, 5.000%, 11/15/38, (Pre-refunded 1/08/24)
1/24 at 100.00 4,046,075
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E:
10,000 5.000%, 11/15/38, (Pre-refunded 1/08/24) 1/24 at 100.00 10,014,074
Western Nassau County Water Authority, New York, Water System Revenue
Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 1,359,050
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 2,000,111
Total U.S. Guaranteed 37,294,670
Utilities - 28 .2% ( 17 .3 % of Total Investments)
4,825 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,192,605
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 7,867,629
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 7,609,938
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call 18,433,384
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call 8,932,273
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call 12,927,646
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call 8,295,481
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 2,602,295
520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 531,367
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,028,334
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 5,308,207
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series
CC, 5.000%, 6/15/47
6/24 at 100.00 4,007,618
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series
DD, 5.000%, 6/15/35
6/24 at 100.00 10,036,739
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series
CC-1, 5.000%, 6/15/46
6/26 at 100.00 4,047,995

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
New York City Municipal Water Finance Authority, New York, Water and Sewer
System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD:
$ 5,000 5.000%, 6/15/47 12/26 at 100.00 $ 5,124,891
2,990 5.250%, 6/15/47 12/26 at 100.00 3,109,977
5,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series
CC-1, 5.000%, 6/15/48
6/27 at 100.00 5,224,508
New York City Municipal Water Finance Authority, New York, Water and Sewer
System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE:
4,000 5.000%, 6/15/39 12/25 at 100.00 4,081,916
21,815 5.000%, 6/15/40 12/27 at 100.00 23,056,084
1,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
DD-3, 4.000%, 6/15/42
6/30 at 100.00 1,228,894
2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
EE, 4.000%, 6/15/42
6/30 at 100.00 2,005,215
3,085 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
GG-1, 5.000%, 6/15/50
6/30 at 100.00 3,262,913
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series
AA-2, 4.000%, 6/15/42
12/30 at 100.00 2,508,478
2,925 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series
CC-1, 5.000%, 6/15/51
6/31 at 100.00 3,113,269
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series
AA-1, 4.000%, 6/15/51
6/31 at 100.00 4,873,333
1,705 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series
EE, 4.000%, 6/15/39
6/32 at 100.00 1,727,304
6,855 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series
AA-1, 5.250%, 6/15/52, (UB)
12/32 at 100.00 7,523,142
3,710 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects, Second Resolution Subordinated SRF
Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 3,765,129
1,940 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Series 2016A,
4.000%, 6/15/46
6/26 at 100.00 1,904,389
14,430 New York State Environmental Facilities Corporation, State Clean Water and
Drinking Water Revolving Funds Revenue Bonds, New York City Municipal
Water Finance Authority Projects-Second Resolution Bonds, Subordinated
SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 15,004,408
22,340 New York State Environmental Facilities Corporation, State Revolving Funds
Revenue Bonds, 2010 Master Financing Program, Green Series 2014B,
5.000%, 5/15/44
5/24 at 100.00 22,412,799
4,365 New York State Environmental Facilities Corporation, State Revolving Funds
Revenue Bonds, 2010 Master Financing Program, Green Series 2015B,
5.000%, 9/15/40
3/25 at 100.00 4,417,983
5,000 New York State Environmental Facilities Corporation, State Revolving Funds
Revenue Bonds, 2010 Master Financing Program, Green Series 2019A,
5.000%, 2/15/49
8/29 at 100.00 5,259,078
3,000 New York State Environmental Facilities Corporation, State Revolving Funds
Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 3,283,147
New York State Power Authority, General Revenue Bonds, Series 2020A:
11,440 4.000%, 11/15/50 5/30 at 100.00 11,167,706
9,000 4.000%, 11/15/55 5/30 at 100.00 8,672,161
2,955 4.000%, 11/15/60 5/30 at 100.00 2,813,502

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NRK
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 9,085 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/53 - AGM Insured
11/33 at 100.00 $ 9,733,581
3,190 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 3,095,322
3,205 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 3,210,882
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien
Series 2008A, 6.125%, 7/01/24
No Opt. Call 262,272
Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015:
810 5.000%, 12/15/33 12/25 at 100.00 836,192
5,000 5.000%, 12/15/36 12/25 at 100.00 5,131,970
22,290 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
1/24 at 100.00 22,300,053
2,450 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/34
6/26 at 100.00 2,558,239
1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/38
12/27 at 100.00 1,048,484
Total Utilities 290,538,732
Total Municipal Bonds
(cost $1,658,895,046) 1,679,094,073
Total Long-Term Investments
(cost $1,658,895,046) 1,679,094,073
Floating Rate Obligations - (1.3)%   (13,480,000)
MFP Shares, Net - (7.7)% (f) (79,605,004)
VRDP Shares, Net - (56.5)% (g) (582,211,179)
Other Assets & Liabilities, Net - 2.6% 26,785,803
Net Assets Applicable to Common Shares - 100% $ 1,030,583,693
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,679,094,073 $ – $ 1,679,094,073
Total
$ – $ 1,679,094,073 $ – $ 1,679,094,073

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) MFP Shares, Net as a percentage of Total Investments is 4.7%.
(g) VRDP Shares, Net as a percentage of Total Investments is 34.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.